ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance, beginning of period	$ (9,146)
Balance, end of period	(13,216)	$ (9,146)
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Foreign currency translation adjustments	(3,241)	(4,226)
Gain (loss) on long term intercompany loan balances [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Foreign currency translation adjustments	$ (829)	(2,444)
AOCI Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance, beginning of period		$ (2,476)